Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of NYMEX Contracts And Butane Price Swap Purchase Agreements	ur open futures contracts at December 31, 2019 were as follows:

Type of Contract/Accounting Methodology	Product Represented by the Contract and Associated Barrels	Maturity Dates
Futures - Economic Hedges	3.2 million barrels of refined products and crude oil	Between January and May 2020
Futures - Economic Hedges	0.7 million barrels of gas liquids	Between January and April 2020

Derivatives and Offset Amounts	December 31, 2018 and 2019 (in thousands):

	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts of Assets (Liabilities) Offset in the Consolidated Balance Sheets	Net Amounts of Assets (Liabilities) Presented in the Consolidated Balance Sheets	Margin Deposit Amounts Not Offset in the Consolidated Balance Sheets	Net Asset Amount(1)
As of December 31, 2018	$62,166	$(7,155)	$55,011	$(37,328)	$17,683
As of December 31, 2019	$(11,033)	$811	$(10,222)	$27,415	$17,193

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)
The changes in derivative activity included in AOCL for the years ended December 31, 2017, 2018 and 2019 were as follows (in thousands):

	Year Ended December 31,
Derivative Gains (Losses) Included in AOCL	2017	2018	2019
Beginning balance	$(34,776)	$(33,755)	$(26,480)
Net gain (loss) on interest rate contract cash flow hedges	(1,937)	4,317	(25,216)
Reclassification of net loss on cash flow hedges to income	2,958	2,958	2,736
Ending balance	$(33,755)	$(26,480)	$(48,960)

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
The following is a summary of the effect on our consolidated statements of income for the years ended December 31, 2017, 2018 and 2019 of derivatives that were designated as cash flow hedges (in thousands):

	Interest Rate Contracts
	Amount of Gain (Loss) Recognized in AOCL on Derivatives	Location of Loss Reclassified from AOCL into Income	Amount of Loss Reclassified from AOCL into Income

Year Ended December 31, 2017	$(1,937)	Interest expense	$(2,958)
Year Ended December 31, 2018	$4,317	Interest expense	$(2,958)
Year Ended December 31, 2019	$(25,216)	Interest expense	$(2,736)

Schedule of Derivatives and Hedging-Overall-Subsequent Measurement
The following table provides a summary of the effect on our consolidated statements of income for the years ended December 31, 2017, 2018 and 2019 of derivatives that were not designated as hedging instruments (in thousands):

		Amount of Gain (Loss) Recognized on Derivative
		Year Ended December 31,
Derivative Instrument	Location of Gain (Loss) Recognized on Derivatives	2017	2018	2019
Futures contracts	Product sales revenue	$(56,338)	$85,012	$(72,562)
Futures contracts	Cost of product sales	25,566	(15,947)	(1,931)
Futures contracts	Operating expenses	3,002	—	—
Basis derivative agreement	Other operating income (expense)	—	—	(10,252)
	Total	$(27,770)	$69,065	$(84,745)

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following table provides a summary of the fair value of derivatives, which are presented on a net basis in our consolidated balance sheets, that were designated as hedging instruments as of December 31, 2018 (in thousands). There were no derivatives designated as hedging instruments as of December 31, 2019.

	December 31, 2018
	Asset Derivatives		Liability Derivatives
Derivative Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Futures contracts	Commodity derivatives contracts, net	$462	Commodity derivatives contracts, net	$—
Interest rate contracts	Other noncurrent assets	312	Other noncurrent liabilities	8,438
	Total	$774	Total	$8,438

The following tables provide a summary of the fair value of derivatives, which are presented on a net basis in our consolidated balance sheets, that were not designated as hedging instruments as of December 31, 2018 and 2019 (in thousands):

	December 31, 2018
	Asset Derivatives		Liability Derivatives
Derivative Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Futures contracts	Commodity derivatives contracts, net	$61,704	Commodity derivatives contracts, net	$7,155

	December 31, 2019
	Asset Derivatives		Liability Derivatives
Derivative Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Futures contracts	Commodity derivatives contracts, net	$811	Commodity derivatives contracts, net	$11,033
Basis derivative agreement	Other current assets	—	Other current liabilities	8,457
Basis derivative agreement	Other noncurrent assets	—	Other noncurrent liabilities	8,847
	Total	$811	Total	$28,337